Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares/Principal/ Contract Amounts		Value
Common Stocks– 42.1%
Aerospace & Defense – 0.4%
Howmet Aerospace Inc*	133	$4,273
L3Harris Technologies Inc	352	71,343
Lockheed Martin Corp	388	143,366
		218,982
Airlines – 1.0%
Delta Air Lines Inc*	7,291	352,009
Southwest Airlines Co*	3,529	215,481
		567,490
Auto Components – 0.2%
Magna International Inc	1,269	111,723
Automobiles – 2.1%
Ford Motor Co*	46,247	566,526
General Motors Co*	9,688	556,672
Toyota Motor Corp (ADR)#	437	68,198
		1,191,396
Banks – 4.4%
Bank of America Corp	3,581	138,549
Bank of Montreal	1,570	139,918
Bank of Nova Scotia#	2,196	137,360
Canadian Imperial Bank of Commerce	1,397	136,724
Citigroup Inc	9,616	699,564
JPMorgan Chase & Co	6,577	1,001,217
US Bancorp	3,218	177,988
		2,431,320
Beverages – 0.4%
Coca-Cola Co	1,305	68,787
PepsiCo Inc	995	140,743
		209,530
Biotechnology – 0.4%
BioNTech SE*	334	36,469
Gilead Sciences Inc	351	22,685
Moderna Inc*	299	39,154
Regeneron Pharmaceuticals Inc*	283	133,899
		232,207
Building Products – 0.3%
Carrier Global Corp	3,489	147,306
Capital Markets – 3.5%
Apollo Global Management Inc	2,573	120,957
Bank of New York Mellon Corp	3,143	148,632
BlackRock Inc	182	137,221
Blackstone Group Inc	1,857	138,402
Cboe Global Markets Inc	855	84,380
CME Group Inc	626	127,848
Goldman Sachs Group Inc	387	126,549
MarketAxess Holdings Inc	172	85,642
Moody's Corp	462	137,958
Morgan Stanley	7,742	601,244
MSCI Inc	311	130,396
S&P Global Inc	387	136,561
		1,975,790
Chemicals – 0.7%
Air Products & Chemicals Inc	499	140,389
Corteva Inc	2,807	130,862
Sherwin-Williams Co	187	138,008
		409,259
Commercial Services & Supplies – 0.3%
Waste Management Inc	1,159	149,534
Communications Equipment – 0.1%
Cisco Systems Inc	1,418	73,325
Consumer Finance – 0.2%
American Express Co	320	45,261
Discover Financial Services	465	44,170
		89,431
Containers & Packaging – 0.2%
Ball Corp	1,503	127,364
Diversified Financial Services – 0.4%
Berkshire Hathaway Inc*	869	222,003

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Diversified Telecommunication Services – 0.2%
BCE Inc	3,008	$135,781
Electric Utilities – 0.7%
American Electric Power Co Inc	1,690	143,143
FirstEnergy Corp	3,860	133,903
PPL Corp	4,798	138,374
		415,420
Electrical Equipment – 0.2%
Emerson Electric Co	1,471	132,714
Entertainment – 3.8%
AMC Entertainment Holdings Inc*,#	3,905	39,870
Netflix Inc*	354	184,668
Walt Disney Co*	7,590	1,400,507
World Wrestling Entertainment Inc	8,906	483,240
		2,108,285
Equity Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	101	68,639
Prologis Inc	1,295	137,270
Realty Income Corp	2,133	135,446
		341,355
Food & Staples Retailing – 0.5%
Kroger Co	3,972	142,952
Walmart Inc	1,117	151,722
		294,674
Food Products – 0.8%
General Mills Inc	1,184	72,603
Hershey Co	894	141,395
Hormel Foods Corp	1,403	67,035
Mondelez International Inc	2,421	141,701
		422,734
Health Care Equipment & Supplies – 1.0%
Baxter International Inc	1,674	141,185
DexCom Inc*	327	117,521
Medtronic PLC	130	15,357
ResMed Inc	668	129,605
Zimmer Biomet Holdings Inc	797	127,584
		531,252
Health Care Providers & Services – 0.1%
UnitedHealth Group Inc	194	72,182
Hotels, Restaurants & Leisure – 6.6%
Caesars Entertainment Inc*	2,234	195,363
Carnival Corp*	15,367	407,840
Chipotle Mexican Grill Inc*	88	125,032
Las Vegas Sands Corp*	30,713	1,866,122
MGM Resorts International	4,522	171,791
Norwegian Cruise Line Holdings Ltd*	15,368	424,003
Royal Caribbean Cruises Ltd*	4,061	347,662
Yum China Holdings Inc	2,190	129,670
		3,667,483
Household Durables – 0.4%
Hovnanian Enterprises Inc - Class A*	346	36,586
KB Home	140	6,514
Lennar Corp	153	15,488
PulteGroup Inc	306	16,047
Roku Inc*	267	86,981
Toll Brothers Inc	665	37,725
TRI Pointe Homes Inc*	257	5,233
		204,574
Household Products – 0.6%
Church & Dwight Co Inc	1,646	143,778
Colgate-Palmolive Co	1,717	135,351
Kimberly-Clark Corp	506	70,359
		349,488
Industrial Conglomerates – 0.1%
3M Co	370	71,292
Information Technology Services – 1.1%
Ferrari NV*	663	138,985
GDS Holdings Ltd (ADR)*	1,266	102,660
Visa Inc	1,673	354,224
		595,869
Insurance – 0.4%
Manulife Financial Corp	6,368	136,912
Marsh & McLennan Cos Inc	555	67,599
		204,511

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Interactive Media & Services – 1.3%
Alphabet Inc - Class C*	174	$359,942
Facebook Inc*	856	252,118
Match Group Inc*	842	115,674
		727,734
Internet & Direct Marketing Retail – 0.3%
Amazon.com Inc*	45	139,234
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific Inc	285	130,068
Machinery – 1.1%
Caterpillar Inc	851	197,321
Dover Corp	1,019	139,735
Fortive Corp	1,904	134,499
Illinois Tool Works Inc	630	139,558
		611,113
Media – 0.2%
Altice USA Inc*	3,860	125,566
Multi-Utilities – 0.6%
Consolidated Edison Inc	1,936	144,813
National Grid PLC (ADR)	1,135	67,237
WEC Energy Group Inc	1,559	145,907
		357,957
Oil, Gas & Consumable Fuels – 0.2%
Enbridge Inc	3,766	137,082
Pharmaceuticals – 1.3%
Bristol-Myers Squibb Co	1,058	66,792
GlaxoSmithKline PLC (ADR)	3,870	138,120
Novo Nordisk A/S (ADR)	897	60,476
Pfizer Inc	4,324	156,659
Sanofi (ADR)	2,840	140,466
Takeda Pharmaceutical Co Ltd (ADR)#	3,845	70,210
Viatris Inc*	1,073	14,990
Zoetis Inc	411	64,724
		712,437
Semiconductor & Semiconductor Equipment – 0.3%
NVIDIA Corp	320	170,858
Software – 0.9%
Microsoft Corp	1,035	244,022
Oracle Corp	1,963	137,744
Palo Alto Networks Inc*	357	114,975
		496,741
Specialty Retail – 1.2%
AutoZone Inc*	470	660,021
Technology Hardware, Storage & Peripherals – 0.4%
Apple Inc	1,831	223,657
Textiles, Apparel & Luxury Goods – 1.9%
NIKE Inc	8,009	1,064,316
Tobacco – 0.5%
Altria Group Inc	2,904	148,569
Philip Morris International Inc	1,521	134,974
		283,543
Total Common Stocks (cost $19,788,944)		23,544,601
Investment Companies– 39.4%
Exchange-Traded Funds (ETFs) – 39.4%
Energy Select Sector SPDR Fund	26,480	1,299,109
Financial Select Sector SPDR Fund	18,454	628,359
Industrial Select Sector SPDR Fund	4,261	419,495
Invesco QQQ Trust Series 1	709	226,263
iShares 20+ Year Treasury Bond#	11,289	1,529,095
iShares 7-10 Year Treasury Bond	4,596	519,026
iShares iBoxx $ Investment Grade Corporate Bond#	6,837	889,152
iShares MSCI Canada#	1,654	56,319
iShares MSCI Hong Kong	9,323	247,805
Materials Select Sector SPDR Fund	5,176	407,869
Nomura - TOPIX	62,239	1,153,594
SPDR S&P Homebuilders	704	49,540
Technology Select Sector SPDR Fund	1,580	209,840
Vanguard FTSE All-World ex-US	34,758	2,109,115
Vanguard FTSE Emerging Markets#	19,608	1,020,596
Vanguard FTSE Europe	22,303	1,405,089
Vanguard FTSE Pacific#	29,088	2,375,326
Vanguard Growth	165	42,412
Vanguard High Dividend Yield#	1,556	157,296
Vanguard Industrials Index Fund#	1,612	305,103

Shares/Principal/ Contract Amounts		Value
Investment Companies– (continued)
Exchange-Traded Funds (ETFs)– (continued)
Vanguard International High Dividend Yield	4,278	$279,995
Vanguard Mid-Cap	500	110,670
Vanguard Mortgage-Backed Securities#	10,544	562,733
Vanguard S&P 500	757	275,775
Vanguard Small-Cap	14,931	3,196,506
Vanguard Total International Bond#	36,598	2,090,478
Vanguard Value	1,994	262,131
Xtrackers Harvest CSI 300 China A-Shares Fund#	4,639	179,158
Total Investment Companies (cost $20,502,247)		22,007,849
Commercial Paper– 12.2%
CNPC Finance HK Ltd, 0%, 4/9/21 (144A)◊	$2,750,000	2,749,801
Conagra Brands Inc, 0%, 4/5/21 (Section 4(2))◊	400,000	399,971
Exelon Generation Co, 0%, 5/10/21 (Section 4(2))◊	2,750,000	2,749,398
Romulus Funding Corp, 0%, 4/6/21 (Section 4(2))◊	900,000	899,919
Total Commercial Paper (cost $6,798,018)		6,799,089
Investments Purchased with Cash Collateral from Securities Lending– 6.5%
Investment Companies – 6.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£((cost $3,664,714)	3,664,714	3,664,714
OTC Purchased Options – Puts– 0%
Counterparty/Reference AssetCounterparty/Reference Asset
Goldman Sachs:
S&P 500 Index,
Notional amount $(5,959,335), premiums paid $139,376, unrealized depreciation $(136,351), exercise price $3500.00, expires 4/16/21*	15	3,025
Total Investments (total cost $50,893,299) – 100.2%		56,019,278
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(133,481)
Net Assets – 100%		$55,885,797

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$49,883,595	89.0%
China	3,161,289	5.6
Japan	1,292,002	2.3
Canada	991,819	1.8
Hong Kong	247,805	0.4
United Kingdom	205,357	0.4
France	140,466	0.3
Denmark	60,476	0.1
Germany	36,469	0.1

Total	$56,019,278	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investments Purchased with Cash Collateral from Securities Lending - 6.5%
Investment Companies - 6.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	$30,708∆	$-	$-	$3,664,714

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investments Purchased with Cash Collateral from Securities Lending - 6.5%
Investment Companies - 6.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	4,872,468	92,621,650	(93,829,404)	3,664,714

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar	5/27/21	(93,597)	$74,386	$3,291
British Pound	5/27/21	(73,000)	102,945	2,307
Euro	5/27/21	(399,042)	489,206	20,742
Japanese Yen	5/27/21	(66,734,000)	629,014	25,910

				52,250
State Street:
Australian Dollar	5/27/21	93,597	(74,313)	(3,218)
Euro	5/27/21	399,042	(488,977)	(20,514)

				(23,732)
Total				$28,518

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
TOPIX Index	11	6/11/21	$1,941,469	$46,777	$(23,846)
Futures Sold:
10 Year US Treasury Note	39	6/30/21	(5,106,563)	60,313	9,750
5 Year US Treasury Note	30	7/6/21	(3,701,953)	22,594	4,922
S&P 500 E-Mini	29	6/18/21	(5,752,875)	(22,113)	(28,638)
Total - Futures Sold				60,794	(13,966)
Total				$107,571	$(37,812)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Goldman Sachs:

S&P 500 Index	25	2,500.00	USD	4/16/21	$9,932,225	$27,495	$27,361	$(134)
S&P 500 Index	15	3,050.00	USD	4/16/21	5,959,335	51,218	50,723	(495)
Total - Written Put Options						78,713	78,084	(629)
Total OTC Written Options						$78,713	$78,084	$(629)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 299,593
Forward foreign currency exchange contracts, sold	3,153,251
Futures contracts, purchased	3,746,865
Futures contracts, sold	11,152,764
Purchased options contracts, call	462,746
Purchased options contracts, put	157,993
Written options contracts, call	184,769
Written options contracts, put	188,621

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $2,749,801, which represents 4.9% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2021 is $4,049,288, which represents 7.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$23,544,601	$-	$-
Investment Companies	22,007,849	-	-
Commercial Paper	-	6,799,089	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,664,714	-
OTC Purchased Options – Puts	-	3,025	-
Total Investments in Securities	$45,552,450	$10,466,828	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	52,250	-
Variation Margin Receivable	14,672	-	-
Total Assets	$45,567,122	$10,519,078	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$23,732	$-
Options Written, at Value	-	629	-
Variation Margin Payable	52,484	-	-
Total Liabilities	$52,484	$24,361	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70257 05-21